Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000037627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	$ 10,000		$ 10,628	$ 12,604	$ 15,499	$ 14,372	$ 16,636	$ 22,155	$ 15,613	$ 17,196	$ 22,154	$ 25,020
C000198224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,681	12,730	15,742	14,674	17,076	22,872	16,212	17,951	23,242	26,402
C000004049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000004047 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,681	12,730	15,736	14,666	17,059	22,831	16,171	17,905	23,172	26,310
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,496	13,647	16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Accumulated Value	$ 10,000		$ 11,212	$ 13,565	$ 16,422	$ 14,840	$ 17,172	$ 22,885	$ 16,186	$ 17,738	$ 22,644	$ 25,714